Trade and Notes Payable (Tables)	12 Months Ended
Dec. 31, 2024
Trade and Notes Payable
Schedule of trade and notes payable

	As of December 31,
	2023	2024
Trade payable for raw materials	34,839,546	40,041,977
Notes payable(1)	17,030,551	13,554,217
Total	51,870,097	53,596,194
(1)

Certain banks offer supply chain financing channels to the Group’s suppliers. In connection with this program, the Group issues notes to participating suppliers which can elect to assign such notes, at a discount, to the banks for payment at or before the maturity of each note. The maturity of each note is consistent with the original supplier payment terms. The Group incurs insignificant bank service fees in connection with this arrangement. All terms related to the Group’s payment obligations to participating suppliers (which may be assigned to the banks) remain unchanged as part of this program. The outstanding amount of the Group’s supply chain financing channels program as of December 31, 2023 and 2024 were RMB712,039 and nil, respectively.

Schedule of maturity of trade and notes payable

	As of December 31,
	2023	2024
Within 3 months	45,079,655	32,471,247
Between 3 months and 6 months	6,565,284	20,387,075
Between 6 months and 1 year	126,799	711,292
More than 1 year	98,359	26,580
Total	51,870,097	53,596,194